10-K Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Unearned premium disallowance	$ 9,578	$ 6,606
Unrealized losses on investments	3,023	4,436
Reserves for losses and loss adjustment expenses	5,377	2,586
Share-based compensation	338	206
Accrued benefits	281	168
Amortization of startup costs	291	159
Accrued expenses	87	92
Other	34	31
Capital loss carryforward	3	3
Total deferred tax assets	19,012	14,287
Deferred tax liabilities
Deferred policy acquisition costs	4,075	2,421
Depreciation	219	538
Accrued bond discount	489	47
Total deferred tax liabilities	4,783	3,006
Net deferred tax assets	$ 14,229	$ 11,281